Share Capital - Summary of Classes of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
At beginning of the year	146,387,274	145,762,800
Issuance of shares	222,945	624,474
At end of the year	146,610,219	146,387,274
Common Class A [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	22,887,274	22,262,800
Issuance of shares	222,945	624,474
At end of the year	23,110,219	22,887,274
Common Class B [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	123,500,000	123,500,000
At end of the year	123,500,000	123,500,000